SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Revenues by Region

b.The following tables present total revenues for the years ended December 31, 2018, 2019 and 2020 and long-lived assets as of December 31, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
Revenues:

North America	$41,384	$42,474	$38,165
Europe	38,919	42,439	44,832
Africa	23,690	25,614	23,497
Asia-Pacific and Middle East	47,320	53,948	47,677
India	131,201	49,748	62,047
Latin America	61,360	71,360	46,663

	$343,874	$285,583	$262,881

Property and equipment, net:

	December 31,
	2019	2020

Israel	$29,165	$26,423
Others	5,700	5,325
	$34,865	$31,748